LINCOLN NATIONAL INCOME FUND, INC.

2001 Semi-Annual Report

Table of Contents
                                                                        Page
----------------------------------------------------------------------------
President's Letter                                                         1
Portfolio Performance                                                      2
Performance of the Fund vs. Index                                          3
Total Fund Investments                                                     3
Dividend History                                                           4
Common Stock Market Prices and
   Net Asset Value History                                                 4
Shareholder Meeting Results                                                5
FINANCIAL STATEMENTS:
   Statement of Net Assets                                                 6
   Statement of Operations                                                16
   Statements of Changes in Net Assets                                    17
   Statement of Cash Flows                                                18
   Financial Highlights                                                   19
   Notes to Financial Statements                                          20
Directors & Officers of the Fund                                          26
Corporate Information                                                     27

Investment Adviser

   Throughout its history, your Fund has been managed by investment affiliates of Lincoln National Corporation (LNC). Through the end of the Fund's last fiscal year, Lincoln Investment Management, Inc. (LIM) served as the Fund's investment adviser. As a result of the consolidation of the investment management business of LNC, Delaware Lincoln Investment Advisers became the Fund's investment adviser effective on January 1, 2001. Delaware Lincoln Investment Advisers is a series of Delaware Management Business Trust, a wholly-owned subsidiary of LNC. The personnel responsible for the day-to-day management of the Fund did not change as a result of these new advisory arrangements.

   Beginning on September 30, 2000, Ryan K. Brist assumed Management of the Fund. Mr. Brist, Vice President/Portfolio Manager, earned his bachelor's degree from Indiana University. Prior to joining Delaware in August 2000 he served as a Senior Trader and Corporate Specialist for Conseco Capital Management's fixed-income group. He previously worked in oil/gas investment banking as an Analyst for Dean Witter Reynolds in New York. He is a Chartered Financial Analyst.

Investment Policies & Objectives

   The Fund's primary investment objective is to provide a high level of current income from interest on fixed-income securities. A secondary objective is to obtain long-term capital appreciation. Substantially all of the Fund's net investment income will be distributed through regular dividends to shareholders. Net realized gains, if any, will be distributed annually in cash, provided the Fund does not have a capital loss carryforward.

   The investment portfolio will have a significant component of private placement investments in fixed-income securities. Some of these may have equity participation rights either through warrants or convertible features. The Fund also will invest in publicly traded fixed-income securities and high-yield equity securities, and the Fund may invest up to 10% of its assets in real estate investment trusts (REITs).

   The Fund may borrow to purchase securities in an amount not exceeding 20% of net assets. However, while the Fund has Variable Term Preferred Stock issued and outstanding, it may only borrow from banks for emergency or temporary purposes in an amount not to exceed 5% of the Fund's total assets and subject to certain other restrictions. The Fund may also invest in non-dollar denominated securities, however, as of June 30, 2001, the Fund has chosen not to do so.

Lincoln National Income Fund, Inc.
President's Letter to Shareholders for the Six-Month Period Ended June 30, 2001

Dear Shareholder:

   During the first six months of 2001, disappointing corporate earnings reports and a pessimistic mood among investors contributed to weak stock market performance. Fixed-income investments often benefited from the cautious investor sentiment. During the first quarter alone, bond mutual funds realized a remarkable $25 billion of inflows.

   Fixed-income markets stumbled briefly in April, with total returns for most sectors that were flat-to-lower as stocks enjoyed a brief spring run. May and June brought positive returns across the board for fixed-income investments, with results led by corporate bonds and mortgage-backed securities.

   Returns for U.S. Treasuries trailed other sectors of the fixed-income markets during much of the period, and overall Treasury supply continued to decrease.

   With the economy slowing, the Federal Reserve has aggressively pared back interest rates in an effort to reinvigorate U.S. businesses. Many fixed-income funds thrived in the falling interest rate environment, posting strong total returns during the six months ended June 30, 2001.

   Looking ahead, we think the Fed will be able to make the case for further rate cuts later this summer, and is likely to ease further. In our opinion, the $25 billion flow into bond mutual funds, which was the largest quarterly intake for bond funds in a decade, points to continued skepticism among investors about equities. As investors await signs of economic recovery, we believe they will continue to diversify, buying more bonds and bond mutual funds. This would clearly support a case for lower interest rates as the year progresses.

   We believe that your Fund can continue to reap attractive returns in such an environment. We think that Lincoln National Income Fund will continue to play a key role in investors' fixed-income portfolios. As always, we encourage bond fund investors to keep in mind their broad goals and investment time horizons, and seek help in devising a regular investment plan.

   Thank you for your continued commitment to Delaware Investments.

Sincerely,


/s/   David K. Downes
---------------------------
David K. Downes
President
July 1, 2001

Asset Classification
As of June 30, 2001
(Unaudited)

                                                       Dollars (in
                                                        Millions)
Public Debt                                   76.50%    $102.0
Government/Government Agency                   3.60%       4.8
Private Placement Debt                        16.30%      21.8
Private Placement Equity                       0.30%       0.4
Equities/Partnerships                          1.60%       2.1
Other Assets/(Liabilities)                     1.70%       2.2
                                            -------     ------
                                             100.00%    $133.3
Distribution By Quality
As of June 30, 2001
(Unaudited)

                                                      Dollars (in
                                                       Millions)
   AAA                                         5.60%      $7.4
   AA                                          3.50%       4.7
   A                                          28.70%      38.4
   BBB                                        42.00%      56.0
   BB                                          6.90%       9.2
   B                                           8.70%      11.6
   C & D                                       1.30%       1.7
   Equities                                    1.60%       2.1
   Other Assets/(Liabilities)                  1.70%       2.2
                                           --------     ------
                                             100.00%    $133.3

Portfolio Performance
As of June 30, 2001
(Unaudited)


                       Lincoln
                      National                         Lincoln National
                  Income Fund,     Lehman Brothers     Income Fund, Inc
                     Inc (NAV)       Credit Index*             (Market)

12/31/1990             $10,000             $10,000              $10,000
12/31/1991             $12,134             $11,613              $12,596
12/31/1992             $12,979             $12,493              $14,584
12/31/1993             $15,041             $13,871              $17,088
12/31/1994             $13,910             $13,326              $13,704
12/31/1995             $17,714             $16,291              $19,059
12/31/1996             $18,664             $16,826              $19,520
12/31/1997             $20,786             $18,547              $22,862
12/31/1998             $22,455             $20,084              $26,844
12/31/1999             $22,066             $19,691              $20,042
12/31/2000             $24,961             $21,479              $24,259
06/30/2001             $26,052             $22,671              $27,453

*Formerly known as Lehman Corporate Bond Index.

The graph to the right presents the cumulative market value and net asset value total return for the Fund compared to the Lehman Brothers Credit Index. The graph shows each category's results of what $10,000 invested in 1990 would have grown to by June 30, 2001, assuming reinvestment of dividends and adjusting for stock splits. Performance of the Fund at net asset value is based on the fluctuations in net asset value during the period. Investments in the Fund are not available at net asset value. Past performance does not guarantee future results. You cannot invest directly in an index.

The following table displays the net asset value total return for the Fund on an annual basis compared to the Lehman Brothers Credit Index as of June 30, 2001. (Unaudited)

                                  1 Year     3 Years      5 Years     10 Years
------------------------------------------------------------------------------
Lincoln National Income Fund      13.29%       6.46%        8.37%       9.16%
Lehman Brothers Credit Index      12.37%       5.57%        7.28%       8.26%

Performance of Lincoln National Income Fund (NAV) vs. Lehman Brothers Credit Index (Unaudited)

                 Income  Lehman Brothers             Income   Lehman Brothers
                  Fund     Credit Index                Fund     Credit Index
   --------------------------------------------------------------------------
   1973           3.20%       2.28%     1988          15.35%        7.58%
   1974         (12.60%)      0.17%     1989          17.38%       14.23%
   1975          13.03%      12.30%     1990           1.31%        8.28%
   1976          17.24%      15.59%     1991          21.34%       16.13%
   1977           7.82%       2.99%     1992           6.96%        7.58%
   1978           7.28%       1.18%     1993          15.89%       11.03%
   1979          12.92%       2.30%     1994          (7.52%)      (3.93%)
   1980          15.37%       3.06%     1995          27.35%       22.25%
   1981           4.73%       7.26%     1996           5.36%        3.28%
   1982          26.24%      31.10%     1997          11.37%       10.23%
   1983          14.67%       7.99%     1998           8.03%        8.29%
   1984          16.88%      15.02%     1999          (1.73%)      (1.96%)
   1985          17.30%      21.30%     2000          13.12%        9.08%
   1986          17.55%      15.62%     2001*          4.37%        5.55%
   1987           5.04%       2.29%

*For the six months ended June 30, 2001

Total Fund Investments
At Market or Fair Values for the Periods Ended:

                                               June 30, 2001
                                                (Unaudited)         December 31, 2000
                                           (000)       % of Total   (000)      % of Total
-----------------------------------------------------------------------------------------
Public and Government Debt Securities    $106,736          80%    $103,082          79%
Private Placement Securities               22,161          17%      25,029          19%
Common Stocks and Warrants                    121           0%         121           0%
Preferred Stocks                            2,042           1%       1,511           1%
Short-Term Investments                          0           0%           0           0%
Partnerships                                   39           0%         432           0%
Other Assets/(Liabilities)                  2,200           2%         653           1%
-----------------------------------------------------------------------------------------
   Total Net Assets                      $133,299         100%    $130,828         100%

Dividend History

The Fund, through June 30, 2001, has distributed common dividends of $32.285 per share which represents 258.28% of its offering price of $12.50 per share as adjusted for the 1993 common stock split. On February 27, 1992 the Fund changed its policy of retaining long-term capital gains to one of distributing them. The retention of capital gains prior to February 27, 1992 allowed the Fund to grow its assets by $6,490,687, which is net of capital gains tax. The table below shows the common dividend per share history as adjusted for the two-for-one stock split.

                             Annual                    Annual
Year                        Dividend    Year          Dividend
--------------------------------------------------------------
1977 and Prior                $4.05     1990           $1.18
1978                           0.90     1991            1.15
1979                           0.92     1992            1.68
1980                           0.97     1993            1.77
1981                           1.04     1994            1.28
1982                           1.12     1995            1.32
1983                           1.14     1996            1.47
1984                           1.20     1997            1.52
1985                           1.27     1998            1.10
1986                           1.17     1999            0.99
1987                           1.52     2000            0.91
1988                           1.23     2001*           0.21
1989                           1.17

*For the six months ended June 30, 2001

Common Stock Market Prices and Net Asset Value History
2001 (Unaudited)

                               Market Prices and Volumes                         Net Asset Value
                       High        Low         Close       Volume        High        Low         Close
-------------------------------------------------------------------------------------------------------
1st Quarter          $12.300     $10.688      $12.300     325,800       $13.33      $12.81       $13.21
2nd Quarter           12.400      11.510       11.950     329,900        13.34       12.86        13.11

2000

                               Market Prices and Volumes                         Net Asset Value
                       High        Low         Close       Volume        High        Low         Close
-------------------------------------------------------------------------------------------------------
1st Quarter          $10.813      $9.563      $10.250     464,300       $12.47      $12.06       $12.47
2nd Quarter           11.313      10.000       10.750     394,300        12.53       12.08        12.44
3rd Quarter           11.563      10.688       11.063     372,300        12.37       12.74        12.74
4th Quarter           11.188      10.563       10.750     505,700        12.99       12.44        12.76

1999
                               Market Prices and Volumes                         Net Asset Value
                       High        Low         Close       Volume        High        Low         Close
-------------------------------------------------------------------------------------------------------
1st Quarter          $14.125     $13.063      $13.438     280,700       $13.43      $12.99       $13.24
2nd Quarter           13.563      11.500       11.750     261,800        13.39       12.70        12.83
3rd Quarter           11.813      10.563       10.938     317,200        12.92       12.43        12.72
4th Quarter           12.500       9.625        9.688     369,700        12.72       12.17        12.17

1998
                               Market Prices and Volumes                         Net Asset Value
                       High        Low         Close       Volume        High        Low         Close
-------------------------------------------------------------------------------------------------------
1st Quarter          $14.000     $13.125      $13.875     378,500       $13.76      $13.58       $13.75
2nd Quarter           14.188      13.438       14.063     300,000        13.82       13.52        13.69
3rd Quarter           14.375      12.938       14.375     315,400        13.90       13.43        13.90
4th Quarter           14.625      13.938       14.188     181,900        14.17       13.39        13.39

Shares are listed on the New York Stock Exchange under the trading symbol LND.

Shareholder Meeting Results
2001 Annual Shareholder Meeting

The Fund held its Annual Meeting of Shareholders on May 18, 2001. At the Annual Meeting, the Fund's shareholders elected two Class 2 Directors. Mr. Downes was elected by the holders of the Fund's Common Stock and Variable Term Preferred Stock voting together as a single class. As required by the Fund's Articles of Incorporation, Mr. Burridge was elected solely by holders of the Fund's Variable Term Preferred Stock. The result of the voting at the Annual Meeting was as follows:

                                              Shares Voted       Withheld
Nominee                                                FOR      Authority
--------------------------------------------------------------------------
Richard M. Burridge                                 35,000               0
David K. Downes                              5,580,148.993     103,656.927

Lincoln National Income Fund, Inc.
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------

Aerospace & Defense (0.8%)
McDonnell Douglas
  9.25% 4/1/02                                         $1,000,000  $1,035,932
                                                                   ----------
                                                                    1,035,932
                                                                   ----------

Asset-Backed Securities (0.1%)
Green Tree Lease Finance Series 98-1B
  6.66% 10/20/04                                          166,859     169,414
                                                                   ----------
                                                                      169,414
                                                                   ----------
Automobiles & Automotive Parts (0.7%)
Ford Motor
  7.45% 7/16/31                                           930,000     895,230
                                                                   ----------
                                                                      895,230
                                                                   ----------
Banking (4.1%)
Bank of Hawaii
  6.875% 6/1/03                                           375,000     379,773
BankAmerica
  10.00% 2/1/03                                         1,000,000   1,074,829
Barclays Bank
  7.375% 6/29/49                                        1,300,000   1,293,944
Citigroup
  6.50% 1/18/11                                           900,000     894,865
Union Bank Switzerland, New York
  7.25% 7/15/06                                           575,000     600,659
Wells Fargo Bank
  6.45% 2/1/11                                          1,250,000   1,231,383
                                                                   ----------
                                                                    5,475,453
                                                                   ----------
Cable, Media & Publishing (5.4%)
Adelphia Communications
  10.25% 6/15/11                                          500,000     495,000
Belo
  6.875% 6/1/02                                           475,000     479,736
Coaxial Communications
  10.00% 8/15/06                                          250,000     250,000
Continental Cablevision
  9.50% 8/1/13                                            500,000     555,872
Insight Midwest 144A
  10.50% 11/1/10                                        1,000,000   1,060,000
TCI Communications
  8.75% 8/1/15                                          1,055,000   1,189,823
Tele-Communications
  9.25% 1/15/23                                         2,000,000   2,111,197
Viacom
  7.875% 7/30/30                                        1,000,000   1,056,507
                                                                   ----------
                                                                    7,198,135
                                                                   ----------

The accompanying notes are an integral part of the financial statements.

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------
Chemicals (1.1%)
IMC Global
  7.40% 11/1/02                                        $  500,000   $ 476,021
  10.75% 6/15/03                                        1,000,000     965,482
                                                                   ----------
                                                                    1,441,503
                                                                   ----------

Computers & Technology (0.9%)
Computer Science
  6.75% 6/15/06                                           565,000     560,257
  7.375% 6/15/11                                          705,000     697,757
                                                                   ----------
                                                                    1,258,014
                                                                   ----------

Consumer Products (1.8%)
American Greetings
  11.75% 7/15/08                                        1,000,000     975,000
  6.10% 8/1/28                                          1,785,000   1,415,089
                                                                   ----------
                                                                    2,390,089
                                                                   ----------

Electronics & Electrical Equipment (1.7%)
Amkor Technology 144A
  9.25% 2/15/08                                           570,000     538,650
Arrow Electronics
  8.20% 10/1/03                                           900,000     916,339
Seagate Technology International 144A
  12.50% 11/15/07                                         850,000     845,750
                                                                   ----------
                                                                    2,300,739
                                                                   ----------
Energy (4.3%)
Coastal
  9.75% 8/1/03                                          1,000,000   1,071,261
Gulf Canada Resources
  9.625% 7/1/05                                           250,000     259,063
Lone Star Technology 144A
  9.00% 6/1/11                                            800,000     776,000
Mission Energy 144A
  13.50% 7/15/08                                          500,000     495,000
Pennzoil
  10.125% 11/15/09                                      1,000,000   1,197,764
R & B Falcon
  6.75% 4/15/05                                           770,000     782,513
Sun
  9.375% 6/1/16                                         1,000,000   1,088,560
                                                                   ----------
                                                                    5,670,161
                                                                   ----------

Financial (15.0%)
AXA
  8.60% 12/15/30                                        1,175,000   1,295,184
Erac USA Finance
  7.35% 6/15/08                                         3,080,000   3,056,206
Finova Capital
  6.625% 9/15/01                                          830,000     792,174
Fleet Norstar Financial
  8.625% 1/15/07                                        1,345,000   1,488,238

The accompanying notes are an integral part of the financial statements.

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------
Financial (continued)
Ford Motor Credit
  6.875% 2/1/06                                        $1,500,000 $ 1,521,120
General Electric Capital
  8.75% 5/21/07                                         1,000,000   1,133,680
General Motors Acceptance
  7.25% 3/2/11                                          1,485,000   1,504,832
HSBC Capital Funding 144A
  9.547% 12/29/49                                       1,000,000   1,132,143
Legg Mason
  6.75% 7/2/08                                            550,000     546,167
Lehman Brothers Holdings
  11.625% 5/15/05                                       1,000,000   1,179,104
Liberty Financial
  7.625% 11/15/28                                         375,000     371,173
Merrill Lynch Mortgage Investors Series 90A
  10.00% 3/15/10                                          205,556     206,263
Morgan Stanley Dean Witter
  6.75% 4/15/11                                           635,000     631,711
Nationwide Mutual Insurance
  9.875% 2/15/25                                        1,000,000   1,081,243
Pemex Finance
  8.45% 2/15/07                                           958,333   1,011,425
Qwest Capital Funding
  7.25% 2/15/11                                         1,100,000   1,090,824
Selkirk Cogen Funding
  8.65% 12/26/07                                          853,469     905,749
SMA Finance
  6.40% 11/16/06                                        1,000,000   1,007,123
                                                                   ----------
                                                                   19,954,359
                                                                   ----------
Food, Beverage & Tobacco (0.6%)
Archer Daniels
  7.00% 2/1/31                                            875,000     848,830
                                                                   ----------
                                                                      848,830
                                                                   ----------
Foreign Governments (1.7%)
Brazilian Government International Bond
  8.00% 4/15/14                                           566,449     424,865
  10.125% 5/15/27                                         500,000     364,250
  11.00% 8/17/40                                        1,245,000     925,657
Colombia Government International Bond
  8.375% 2/15/27                                          750,000     525,000
                                                                   ----------
                                                                    2,239,772
                                                                   ----------
Government Agencies (1.9%)
Federal Home Loan Mortgage Series 46B
  7.80% 9/15/20                                           323,738     333,809
Federal Home Loan Mortgage Series 7A
  7.00% 9/17/31                                           780,733     795,248
Federal National Mortgage Association Series 265
  9.00% 3/1/24                                            333,557     354,134

The accompanying notes are an integral part of the financial statements.

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------
Government Agencies (continued)
Morgan Stanley ABS Capital
  13.00% 9/25/03                                       $1,000,000  $1,000,000
U.S. Treasury Note
  4.625% 5/15/06                                           85,000      83,858
                                                                   ----------
                                                                    2,567,049
                                                                   ----------
Industrial Machinery (0.7%)
Caterpillar Tractor
  6.00% 5/1/07                                          1,000,000     992,360
                                                                   ----------
                                                                      992,360
                                                                   ----------
Insurance (0.7%)
Hartford Life
  7.375% 3/1/31                                           875,000     881,829
                                                                   ----------
                                                                      881,829
                                                                   ----------
Leisure, Lodging & Entertainment (0.4%)
Starwood Hotels and Resorts
  6.75% 11/15/03                                          500,000     501,183
                                                                   ----------
                                                                      501,183
                                                                   ----------
Metals & Mining (5.2%)
Alcan
  7.25% 3/15/31                                           765,000     756,199
EES Coke Battery Series A 144A
  7.125% 4/15/02                                          104,400      97,797
Grupo Minero Mexico
  9.25% 4/1/28                                            500,000     348,750
Newmont Mining
  8.625% 5/15/11                                        1,000,000     989,015
Noranda
  8.00% 6/1/03                                          1,500,000   1,549,565
Phelps Dodge
  8.75% 6/1/11                                          1,010,000   1,002,303
USX
  6.85% 3/1/08                                            500,000     508,093
  9.375% 2/15/12                                        1,000,000   1,181,005
  9.375% 5/15/22                                          395,000     478,226
                                                                   ----------
                                                                    6,910,953
                                                                   ----------
Mortgage-Backed Securities (0.9%)
Countrywide Home
  6.85% 6/15/04                                           600,000     618,365
Freddie Mac
  8.50% 11/15/24                                          570,000     612,085
                                                                   ----------
                                                                    1,230,450
                                                                   ----------
Packaging & Containers (0.4%)
Sealed Air 144A
  8.75% 7/1/08                                            605,000     589,951
                                                                   ----------
                                                                      589,951
                                                                   ----------

The accompanying notes are an integral part of the financial statements.

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------
Paper & Forest Products (2.2%)
APP China+
  14.00% 3/15/10                                        $ 540,000 $    33,750
APP China 144A+
  14.00% 3/15/10                                          355,000      22,188
Stora Enso Oyj
  7.375% 5/15/11                                        2,025,000   2,055,300
Tembec Industries 144A
  8.50% 2/1/11                                            750,000     768,750
                                                                  -----------
                                                                    2,879,988
                                                                  -----------
Real Estate (2.3%)
Comp De DeSarollo
  10.19% 5/31/11                                          467,475     328,401
Highwoods Realty
  8.00% 12/1/03                                           700,000     724,160
Irvine Apartment Communities
  7.00% 10/1/07                                         1,000,000     958,540
Liberty Property
  7.10% 8/15/04                                         1,000,000   1,019,855
                                                                  -----------
                                                                    3,030,956
                                                                  -----------
Retail (1.4%)
Federated Department Stores
  8.125% 10/15/02                                         500,000     517,793
J Crew
  13.125% 10/15/08                                      1,200,000     660,000
Saks
  7.00% 7/15/04                                           500,000     472,500
  7.375% 2/15/19                                          305,000     221,125
                                                                  -----------
                                                                    1,871,418
                                                                  -----------
Telecommunications (12.6%)
AT&T Wireless 144A
  7.875% 3/1/11                                         1,700,000   1,706,089
British Telecommunications
  8.625% 12/15/30                                         425,000     465,026
Citizens Communications
  9.25% 5/15/11                                         1,000,000   1,041,266
France Telecommunications 144A
  8.50% 3/1/31                                          1,775,000   1,867,470
Metronet Communications
  0.00% 11/1/07                                         1,445,000   1,360,106
Nextel Communications
  9.50% 2/1/11                                            650,000     511,063
Nynex
  9.55% 5/1/10                                          1,137,505   1,277,007
Paramount Communication
  8.25% 8/1/22                                          1,000,000   1,036,239

The accompanying notes are an integral part of the financial statements.

                                                         Principal   Market
Public Debt Securities (80.1%)                             Amount    Value
------------------------------------------------------------------------------
Telecommunications (continued)
Royal Kpn
  8.00% 10/1/10                                        $1,260,000  $1,210,742
  8.375% 10/1/30                                        1,000,000     922,677
Telus
  7.50% 6/1/07                                          1,505,000   1,538,027
Worldcom
  6.40% 8/15/05                                           500,000     490,914
  7.50% 5/15/11                                           835,000     814,388
  8.25% 5/15/31                                         2,620,000   2,576,872
                                                                  -----------
                                                                   16,817,886
                                                                  -----------
Transportation & Shipping (2.5%)
American Airlines 144A
  6.817% 5/23/11                                        1,020,000   1,018,911
Federal Express
  9.875% 4/1/02                                         1,250,000   1,295,603
NWA Trust
  10.23% 12/21/12                                         420,012     462,171
United Air Lines
  7.186% 4/1/11                                           570,000     580,944
                                                                  -----------
                                                                    3,357,629
                                                                  -----------
Utilities (10.7%)
Avista 144A
  9.75% 6/1/08                                          1,500,000   1,603,084
Azurix
  10.75% 2/15/10                                          500,000     517,500
BVPS II Funding
  8.33% 12/1/07                                         1,306,000   1,374,186
Commonwealth Edison
  8.375% 10/15/06                                         590,000     642,471
  8.625% 2/1/22                                         1,000,000   1,051,179
Dominion Fiber 144A
  7.05% 3/15/05                                           850,000     855,328
Florida Power
  8.00% 12/1/22                                         1,500,000   1,491,885
Mirant Americas 144A
  8.30% 5/1/11                                            605,000     610,441
New England Telephone & Telegraph
  9.00% 8/1/31                                          1,000,000   1,055,026
Niagara Mohawk Power
  9.25% 10/1/01                                           500,000     505,869
PG&E National Energy Group 144A
  10.375% 5/16/11                                       2,300,000   2,299,277
Scottish Power PLC
  7.00% 7/15/09                                           500,000     495,784
  8.29% 12/30/11                                        1,000,000   1,081,348
Texas Utilities
  6.375% 6/15/06                                          650,000     642,892
                                                                  -----------
                                                                   14,226,270
                                                                  -----------
   Total Public Debt Securities (cost $106,489,174)               106,735,553
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                                                                    Market Value
                                                       Principal         or
Private Placement Securities--Debt (16.3%)               Amount      Fair Value
--------------------------------------------------------------------------------
Airlines (1.3%)
Northwest Airlines
  7.95% 3/1/15                                        $ 981,917       $ 994,928
United Air Lines
  8.70% 10/7/08                                         763,719         773,410
                                                                     ----------
                                                                      1,768,338
                                                                     ----------

Automobiles & Automotive Parts (0.3%)
Continental Auto Receivables Series A
  12.00% 4/30/05                                        500,000         387,500
                                                                     ----------
                                                                        387,500
                                                                     ----------

Banking, Finance & Insurance (5.1%)
Anglo Irish Bank Series A
  9.10% 9/30/06                                       1,000,000       1,092,800
Avianca Airline Ticket Receivable Trust
  11.75% 12/24/05                                       289,992         226,194
First Hawaiian Bank Class A
  6.93% 12/1/03                                         500,000         511,588
Fort Wayne Capital Trust I 144A
  9.85% 4/15/27                                       1,000,000       1,130,999
Guangdong International Trust & Investment 144A
  8.75% 10/24/16                                        500,000          65,000
Louis Dreyfus
  8.43% 7/15/01                                       1,000,000       1,001,600
Merrill Lynch Series 98 Pilgrim 2
  6.623% 9/23/09                                      1,000,000         934,400
Mutual Fund Fee Trust IV Series 97-2A
  7.99% 1/31/05                                          77,962          81,571
PM Holding
  13.50% 10/30/04                                       500,000         480,000
Refco Group
  8.21% 5/16/02                                         200,000         201,800
Union Acceptance
  8.53% 8/1/02                                          400,000         400,280
Wells Fargo Capital Series A 144A
  8.125% 12/1/26                                        500,000         511,914
                                                                     ----------
                                                                      6,638,146
                                                                     ----------
Chemicals (0.6%)
Dow Chemical
  17.25% 1/2/03                                         749,595         819,982
                                                                     ----------
                                                                        819,982
                                                                     ----------
CMO (0.3%)
Commercial Mortgage Pass-Through Certificates
Series AMC Class A 7.713% 10/12/09                      444,471         465,079
                                                                     ----------
                                                                        465,079
                                                                     ----------
Electronics & Electrical Equipment (0.2%)
Spectrascan+
  12.00% 6/30/06                                        500,000         264,500
                                                                     ----------
                                                                        264,500
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                                                    Market Value
                                                     Principal           or
Private Placement Securities--Debt (continued)         Amount        Fair Value
--------------------------------------------------------------------------------
Energy (0.8%)
Osprey Trust 144A
  7.797% 1/15/03                                    $   500,000       $ 510,754
  8.31% 1/15/03                                         600,000         617,150
                                                                      ---------
                                                                      1,127,904
                                                                      ---------
Environmental Services (0.7%)
Suburban Propane L.P.
  7.54% 6/30/11                                       1,000,000         983,900
                                                                      ---------
                                                                        983,900
                                                                      ---------
Food, Beverage & Tobacco (0.4%)
Dairy Farmers of America Preferred Capital Trust
  7.38% 10/2/12                                         500,000         489,800
                                                                      ---------
                                                                        489,800
                                                                      ---------
Leisure, Lodging & Entertainment (0.6%)
New Boston Garden
  8.45% 9/22/15                                         857,248         852,619
                                                                      ---------
                                                                        852,619
                                                                      ---------
Metals & Mining (1.0%)
Soc Quimica Y Minera De 144A
  7.70% 9/15/06                                       1,000,000         988,517
Steel Technologies
  8.52% 3/1/05                                          285,500         295,121
Worthington Precious Metals
  13.50% 10/30/04                                        32,144          30,858
                                                                      ---------
                                                                      1,314,496
                                                                      ---------
Miscellaneous (4.6%)
BEA
  6.72% 6/15/10                                       1,000,000         820,000
CIC Acquisition (Conso International)
  12.00% 3/6/08                                         500,000         420,000
Deloitte & Touche Series B
  7.41% 10/1/11                                       1,000,000       1,015,000
Earle Palmer Brown
  14.00% 12/16/04                                       436,223         436,223
Elastomeric Technologies Preferred Rubber
  Compounding 13.80% 10/8/07                            500,000         100,000
Glass Equipment Development 144A
  13.50% 6/2/08                                         507,500         464,261
John Zelenka Evergreen Nursery
  13.00% 5/4/07                                         476,190         434,095
Petrobras International Finance 144A
  9.75% 7/6/11                                          960,000         960,000
Setech Lewis Supply
  13.50% 6/30/05                                        500,000         500,000
Stackpole Magnetic Systems
  13.50% 12/31/05                                       380,000         361,000
Therma-Tru
  12.00% 5/15/09                                        750,000         517,500
                                                                      ---------
                                                                      6,028,079
                                                                      ---------
The accompanying notes are an integral part of the financial statements.

                                                                                                    Market Value
                                                                                     Principal           or
Private Placement Securities--Debt (continued)                                         Amount        Fair Value
-----------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.4%)
West Fraser Mills
  8.44% 6/30/04                                                                         $580,000     $   593,572
                                                                                                     -----------
                                                                                                         593,572
                                                                                                     -----------
   Total Private Placement Securities--Debt (cost $22,708,846)                                        21,733,915
                                                                                                     -----------
                                                                                       Number of
Preferred Stock (1.5%)                                                                    Shares
----------------------------------------------------------------------------------------------------------------
Miscellaneous (1.1%)
Salomon Financing Trust 9.50%                                                             20,000         506,000
TransCanada Capital 8.75%                                                                 40,000       1,000,800
                                                                                                     -----------
                                                                                                       1,506,800
                                                                                                     -----------
Telecommunications (0.4%)
Centaur Funding 9.08% 144A                                                                 5,000         535,782
                                                                                                     -----------
                                                                                                         535,782
                                                                                                     -----------
   Total Preferred Stock (cost $2,046,006)                                                             2,042,582
                                                                                                     -----------
Private Placement Securities--Equity (0.3%)
----------------------------------------------------------------------------------------------------------------
Leisure, Lodging & Entertainment (0.0%)
Bicycle Holdings                                                                               1             240
                                                                                                     -----------
                                                                                                             240
                                                                                                     -----------
Miscellaneous (0.0%)
Stackpole Magnetic Systems Class B                                                       120,000               0
                                                                                                     -----------
                                                                                                               0
                                                                                                     -----------
Warrants (0.3%)
Centennial Coal*                                                                              41               0
CIC Acquisition (Conso International) Class A Voting Warrants (Clawback Position)*           679               0
CIC Acquisition (Conso International) Class A Voting Warrants*                               679           8,128
CIC Acquisition (Conso International) Class B Non-Voting Warrants (Clawback Provision)*    2,731          32,684
CIC Acquisition (Conso International) Class B Non-Voting Warrants*                         2,731               0
CIC Acquisition (Conso International) Warrants For Preferred Stock (Clawback Provision)*     392          39,204
CIC Acquisition (Conso International) Warrants for Preferred Stock*                          392               0
Continental Auto Receivables*                                                              9,506          30,038
Elastomeric Technologies*                                                                    111               0
Franklin Nursery*                                                                             20          40,617
Ged Holdings*                                                                              3,049               0
Glomac*                                                                                   17,854               0
PSC*                                                                                      16,250               0
Setech*                                                                                   17,306          97,606
Stackpole Magnetic Systems*                                                               54,582               0
Therma-Tru Holdings*                                                                         452         175,772
WPM Holdings*                                                                                110           2,729
                                                                                                     -----------
                                                                                                         426,778
                                                                                                     -----------
   Total Private Placement Securities--Equity (cost $653,862)                                            427,018
                                                                                                     -----------
Common Stock (0.1%)
----------------------------------------------------------------------------------------------------------------
Healthcare & Pharmaceuticals (0.0%)
Paracelsus Healthcare                                                                      3,097               3
                                                                                                     -----------
                                                                                                               3
                                                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                                                                    Number of       Market
Common Stock (continued)                                             Shares         Value
---------------------------------------------------------------------------------------------
Miscellaneous (0.1%)
Franklin Nursery Investors                                           120,746     $    120,746
                                                                                 ------------
                                                                                      120,746
                                                                                 ------------
   Total Common Stock (cost $120,746)                                                 120,749
                                                                                 ------------

Limited Partnership (0.0%)
---------------------------------------------------------------------------------------------
Chemicals (0.0%)
KBSI Partnership* 0.00%                                                    1           39,163

MDAS Investors* 0.00%                                                      1                0
                                                                                 ------------
                                                                                       39,163
                                                                                 ------------
   Total Limited Partnership (cost $49,622)                                            39,163
                                                                                 ------------

   Total Market Value of Securities - 98.3% (cost $131,351,626)                   131,098,980
                                                                                 ------------

Receivables and Other Assets Net of Liabilities (1.7%)                              2,199,955
                                                                                 ------------
Total Net Assets (100.0%)                                                        $133,298,935
                                                                                 ------------
Net Asset Value Per Share of Common Stock Outstanding
 ($133,298,935 Less Variable Term Preferred Stock at
 Liquidation Value of $40,000,000 Divided by 7,114,831
 Shares of Common Stock Outstanding)                                             $      13.11
                                                                                 ============

Preferred Stock, par value $1.00 per share (authorized 1,000,000 shares) Variable Term Preferred Stock (VTP), issued and outstanding
  40,000 shares, liquidation preference $1,000 per share                           40,000,000
Common Stock, par value $1.00 per share (authorized 10,000,000
  shares), issued and outstanding 7,114,831 shares                                  7,114,831
Proceeds in excess of par value of shares issued                                   83,244,025
Undistributed net investment income                                                 1,064,275
Accumulated net realized gain on investments                                        2,128,450
Net unrealized depreciation of investments                                           (252,646)
                                                                                 ------------
   Total Net Assets                                                              $133,298,935
                                                                                 ============


*Non income producing security
+Security is currently in default

The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statement of Operations
(Unaudited)

                                                                           Six Months Ended
                                                                                6/30/01
--------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                   $5,477,840
   Dividends                                                                      96,801
--------------------------------------------------------------------------------------------
     Total Investment Income                                                   5,574,641

Expenses:
   Management fees                                                               582,861
   Professional fees                                                              55,333
   Variable term preferred stock fees                                             50,266
   Directors fees                                                                 35,250
   Printing and Postage                                                           26,000
   Stock Transfer and dividend disbursing fees                                     9,000
   Other                                                                          14,349
--------------------------------------------------------------------------------------------
     Total Expenses                                                              773,059

Net Investment Income                                                          4,801,582

Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency Related Transactions:
Net realized gain on investment transactions                                   1,636,239
Net change in unrealized appreciation/depreciation of investments             (1,392,541)
--------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments                             243,698
--------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations                      5,045,280
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statements of Changes in Net Assets

                                                                      Six Months Ended    Year Ended
                                                                            6/30/01        12/31/00
                                                                          (Unaudited)
-----------------------------------------------------------------------------------------------------
Changes from Operations:
Net investment income                                                     $ 4,801,582    $  9,177,569
Net realized gain (loss) on investments                                     1,636,239         (52,733)
Net change in unrealized appreciation/depreciation on investments          (1,392,541)      4,384,039
-----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations          5,045,280      13,508,875

Distributions To Shareholders From:
Net Investment Income:
Common shareholders                                                        (1,529,689)     (6,474,496)
Preferred shareholders                                                     (1,044,858)     (2,526,535)
Net Realized Gain on Investments:
Common shareholders                                                                --        (249,019)
Preferred shareholders                                                             --              --
-----------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                     (2,574,547)     (9,250,050)

   Total Increase in Net Assets                                             2,470,733       4,258,825
-----------------------------------------------------------------------------------------------------
Net Assets at Beginning of Period                                         130,828,202     126,569,377
-----------------------------------------------------------------------------------------------------
   Net Assets at End of Period                                           $133,298,935    $130,828,202
-----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statement of Cash Flows
(Unaudited)

                                                                                                           Six Months Ended June 30,
                                                                                                                       2001
------------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities:
   Net increase in net assets resulting from operations                                                             $5,045,280

   Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
   Amortization of discount on securities purchased                                                                   (163,844)
   Net proceeds from investment transactions                                                                          (458,317)
   Net realized loss from security transactions                                                                     (1,752,105)
   Change in net unrealized appreciation/depreciation                                                                1,450,615
   Increase in receivable for investments sold                                                                      (3,199,236)
   Increase in interest and dividends receivable                                                                       110,268
   Increase in payable for investments purchased                                                                     3,320,687
   Decrease in accrued expenses and other liabilities                                                               (1,067,321)
------------------------------------------------------------------------------------------------------------------------------
   Total adjustments                                                                                                (1,759,253)
------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                                                            3,286,027

Cash Flows Used for Financing Activities:
   Distributions paid to common and preferred
   shareholders                                                                                                    (2,574,547)
------------------------------------------------------------------------------------------------------------------------------
   Net cash used for financing activities                                                                          (2,574,547)
------------------------------------------------------------------------------------------------------------------------------
   Net increase in cash                                                                                               711,480
   Cash at Beginning of Period                                                                                        242,362
------------------------------------------------------------------------------------------------------------------------------
   Cash at End of Period                                                                                          $   953,842
                                                                                                                  -----------
------------------------------------------------------------------------------------------------------------------------------
   Supplemental cash flow information:
     Cash Paid for Interest                                                                                       $ 1,074,708
                                                                                                                  -----------
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Financial Highlights


                                                             Six Months
(Selected data for each share of common stock              Ended 6/30/01(1)                     Year Ended
 outstanding throughout the period)                          (Unaudited)   12/31/00   12/31/99   12/31/98     12/31/97    12/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $12.77      $12.17     $13.39      $13.43       $13.47      $14.22
Income from investment operations:
Net investment income(2)                                          0.68        1.29       1.26        1.32         1.40        1.44
Net realized and unrealized gain (loss) on investments            0.02        0.62      (1.20)       0.06         0.39       (0.41)
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                             0.70        1.91       0.06        1.38         1.79        1.03

Less Dividends and Distributions:
Dividends from net investment income
   To preferred shareholders                                     (0.15)      (0.36)     (0.28)      (0.31)       (0.22)      (0.24)
   To common shareholders                                        (0.21)      (0.91)     (0.99)      (1.04)       (1.21)      (1.21)

Distributions from net realized gains:
   To preferred shareholders                                        --          --      (0.01)      (0.01)       (0.09)      (0.07)
   To common shareholders                                           --       (0.04)        --       (0.06)       (0.31)      (0.26)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                         (0.36)      (1.31)     (1.28)      (1.42)       (1.83)      (1.78)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.11      $12.77     $12.17      $13.39       $13.43      $13.47
----------------------------------------------------------------------------------------------------------------------------------

Per Share Market Value, End of Period                           $11.95      $10.75      $9.69      $14.19       $13.06      $12.50
Total Investment Return (based on Market Value)                 13.17%      21.04%    (25.34%)     17.42%       17.12%       2.42%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)                       $133,299    $130,818   $126,569    $134,135     $131,732    $132,054
Ratio of expenses to average net assets                          1.17%       1.15%      1.12%       1.16%        1.12%       1.11%
Ratio of expenses to average net assets
   prior to expenses paid indirectly                             1.17%       1.17%      1.13%         N/A          N/A         N/A
Ratio of net investment income to average net assets             7.26%       7.14%      6.80%       6.84%        7.17%       7.32%
Ratio of net investment income to average net assets
   prior to expenses paid indirectly                             7.26%       7.12%      6.81%         N/A          N/A         N/A
Portfolio Turnover                                             715.08%      94.98%     10.29%      19.78%       22.63%      22.73%
----------------------------------------------------------------------------------------------------------------------------------

1 Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 7.18% to 7.26%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
2 Per share information was based on the average shares outstanding method.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
June 30, 2001
(Unaudited)

   Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

Note A--Summary of Accounting Policies

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investments

   Cost represents original cost except in those cases where there is original-issue discount as defined by the Internal Revenue Service, and in those cases the cost figure shown is amortized cost. Original-issue discount is amortized over the lives of the respective securities.

   Investments in equity securities traded on a national exchange are valued at their last sale price at the close of that exchange; if on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Equity securities traded in the over-the-counter market are valued at the last sale price at the close of the New York Stock Exchange. If a non-exchange listed security does not trade on a particular day, then the mean between the bid and asked prices will be used as long as it continues to reflect the value of the security. Debt securities are valued by using market quotations or a matrix method provided by a pricing service. If prices are not available from the pricing service then quotations will be obtained from broker/dealers and the securities will be valued at the mean between bid and offer prices. Securities for which quotations are not available are priced at "fair value", as discussed below. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

   Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable: fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depository receipt).

   The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Adviser or affiliated companies. Valuations are determined according to pricing procedures approved and reviewed by a majority of the Directors who are not interested persons.

   Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 2001 the Fund held $22,200,096 in fair valued securities, representing 16.6% of the Fund.

Income Taxes

   It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund therefore qualifies for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Use of Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $716,630 reduction in cost of securities and a corresponding $716,630 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

   The effect of this change for the period ended June 30, 2001 was to increase net investment income by $57,792, increase net unrealized appreciation (depreciation) by $58,074, decrease net realized gains (losses) by $(115,866). The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other

   Security transactions are accounted for on the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis except for interest in default, or interest deferred by a change in the terms of the loan agreement, which is recorded when received.

   Distributions to common shareholders are recorded on the ex-dividend date and distributions to preferred shareholders are accrued daily and generally paid every 28 days.

   The Fund receives earnings credits from the custodian when positive balances are maintained, which are used to offset custody fees. There were no credits for the period ending June 30, 2001. The expenses paid under this arrangement are included in their respective expense caption on the Statement of Operations with the corresponding expense offset shown on "Expenses paid indirectly".

Note B--Investments

   Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

   The following is a list of private placements with initial purchase date, par amount, cost and market value as of June 30, 2001:

Private Placements

                                                              Date of        Par                     Market or
Private Placement Securities--Debt                            Purchase      Amount         Cost      Fair Value
---------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corporation
   9.10%, 9/30/06                                             9/30/94     $1,000,000    $1,000,000   $1,092,800
Avianca Airline Ticket Receivable Trust
   11.75%, 12/24/05                                          12/24/97        500,000       289,992      226,194

                                                                      Date of        Par                    Market or
Private Placement Securities--Debt (continued)                        Purchase      Amount         Cost     Fair Value
----------------------------------------------------------------------------------------------------------------------
BEA
   6.72%, 6/15/10                                                    4/21/98      $1,000,000    $ 963,239   $ 820,000
CIC Acquisition (Conso International)
   12.00%, 3/6/08                                                     3/6/00         500,000      420,000     420,000
Commercial Mortgage Pass-Through Certificates
Series AMC Class A
   7.713%, 10/12/09                                                  9/29/99         444,471      462,010     465,079
Continental Auto Receivables Series A
   12.00%, 4/30/05                                                   7/29/99         500,000      453,898     387,500
Dairy Farmers of America Preferred Capital Trust
   7.38%, 10/2/12                                                    10/2/98         500,000      500,000     489,800
Deloitte & Touche LLP
   7.41%, 10/1/11                                                    9/25/96       1,000,000    1,000,000   1,015,000
Dow Chemical
   17.25%, 1/2/03                                                    3/25/92         749,595      901,330     819,982
Earle Palmer Brown
   14.00%, 12/16/04                                                 12/31/98         436,223      360,520     436,223
Elastomeric Technologies Preferred Rubber Compounding
   13.80%, 10/8/07                                                    1/8/99         500,000      478,171     100,000
First Hawaiian Bank 144A
   6.93%, 12/1/03                                                    5/28/97         500,000      488,050     511,588
Fort Wayne Capital Trust 144A
   9.85%, 4/15/27                                                    4/14/97       1,000,000    1,000,000   1,130,999
Glass Equipment Development 144A
   13.50%, 6/2/08                                                     6/2/00         507,500      460,847     464,261
Guangdong International Trust & Investment 144A
   8.75%, 10/24/16                                                  10/17/96         500,000      498,600      65,000
John Zelenka Evergreen Nursery
   13.00%, 5/4/07                                                     5/4/00         476,190      437,909     434,095
Louis Dreyfus Corporation
   8.43%, 07/15/01                                                   7/20/94       1,000,000    1,000,000   1,001,600
Merrill Lynch CLO 98 Pilgrim 2 144A
   6.63%, 9/23/09                                                    4/14/98       1,000,000    1,000,000     934,400
Mutual Fund Fee Trust IV
   7.99%, 1/31/05                                                    4/21/97          77,962      159,594      81,571
New Boston Garden Corporation
   8.45%, 9/22/15                                                    9/22/95         857,248      872,561     852,619
Northwest Airlines
   7.95%, 03/1/15                                                    6/18/99         981,917      990,615     994,928
Osprey Trust 144A
   7.797%, 1/15/03                                                   9/28/00         500,000      500,000     510,754
Osprey Trust
   8.31%, 1/15/03                                                    1/29/01         600,000      614,538     617,150
PM Holding
   13.50%, 10/30/04                                                 10/31/98         500,000      483,000     480,000

                                                                     Date of          Par                     Market or
Private Placement Securities--Debt (continued)                       Purchase        Amount        Cost       Fair Value
------------------------------------------------------------------------------------------------------------------------
Petrobas International Finance 144A
   9.75%, 7/6/11                                                     6/28/01       $ 960,000  $   957,590    $   960,000
Refco Group
   8.21%, 5/16/02                                                     5/8/95         200,000      400,000        201,800
Setech Lewis Supply
   13.50%, 6/30/05                                                   7/19/99         500,000      452,511        500,000
Soc Quimica Y Minera De 144A
   7.70%, 9/15/06                                                    3/16/98       1,000,000    1,022,370        988,517
Spectrascan
   12.00%, 6/30/06                                                   7/12/96         500,000      490,000        264,500
Stackpole Magnetic Systems
   13.50%, 10/15/05                                                   9/1/95         380,000      351,500        361,000
Steel Technologies
   8.52%, 3/1/05                                                      2/6/95         285,500      357,000        295,121
Suburban Propane L.P.
   7.54%, 6/30/11                                                     3/7/96       1,000,000    1,000,000        983,900
Therma-Tru
   12.00%, 5/15/09                                                    5/9/00         750,000      581,343        517,500
Union Acceptance Corporation
   8.53%, 8/1/02                                                     6/23/97         400,000      406,364        400,280
United Air Lines
   8.70%, 10/7/08                                                     5/4/95         763,719      773,275        773,410
Wells Fargo Capital 144A
   8.125%, 12/1/26                                                   12/3/96         500,000      521,000        511,914
West Fraser Mills
   8.44%, 6/30/04                                                    4/15/94         580,000      580,000        593,572
Worthington Precision Metals
   13.50%, 10/30/04                                                  1/30/99          32,144       25,554         30,858
                                                                                              -----------    -----------
   Total Private Placement Debt                                                               $23,253,381    $21,733,915
                                                                                              -----------    -----------

                                                                     Date of       Number of                  Market or
Private Placement Securities--Equities                               Purchase       Shares        Cost        Fair Value
------------------------------------------------------------------------------------------------------------------------
Bicycle Holdings                                                    11/18/94               1         $ 30          $ 240
Centennial Coal                                                      8/29/96              41           --             --
CIC Acquisition (Conso International)
   Class A Voting Warrants (Clawback Position)*                       3/6/00             679           --             --
CIC Acquisition (Conso International)
   Class B Non-Voting Warrants (Clawback Provision)*                  3/6/00           2,731       32,671         32,684
CIC Acquisition (Conso International)
   Warrants for Preferred Stock (Clawback Provision)*                 3/6/00             392       39,204         39,204
CIC Acquisition (Conso International)
   Class A Voting Warrants*                                           3/6/00             679        8,126          8,128
CIC Acquisition (Conso International)
   Class B Non-Voting Warrants*                                       3/6/00           2,731           --             --

                                                                     Date of       Number of                Market or
Private Placement Securities--Equities (continued)                   Purchase       Shares      Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------
CIC Acquisition (Conso International)
   Warrants for Preferred Stock*                                      3/6/00             392     $     --    $     --
Continental Auto Receivables                                         7/29/99           9,506       60,000      30,038
Franklin Nursery Warrants                                             3/1/00              20       40,617      40,617
GED Holdings                                                          6/2/00           3,049       42,583          --
Elastomeric Technologies                                             10/8/99             111       24,000          --
PSC                                                                  7/12/96          16,250       10,000          --
Setech                                                               7/19/99          17,304       56,756      97,606
Stackpole Magnetic Systems                                            9/1/95          54,582       28,500          --
Therma-Tru Holdings Warrants                                          5/9/00             452      174,375     175,772
WPM Holdings                                                        10/30/98             110       17,000       2,729
                                                                                                 --------    --------
   Total Private Placement Equity                                                                $533,862    $427,018
                                                                                                 --------    --------

                                                                     Date of      Number of                 Market or
Partnerships                                                         Purchase      Shares       Cost        Fair Value
----------------------------------------------------------------------------------------------------------------------
KBSI Partnership                                                     1/10/98               1     $ 49,622    $ 39,163
MDAS Investors                                                        8/1/95               1           --          --
                                                                                                 --------    --------
   Total Partnerships                                                                            $ 49,622    $ 39,163
                                                                                                 --------    --------

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) amounted to $467,969,704 and $470,369,218 respectively, as of June 30, 2001.

Note C-- Management Fees and Other Transactions with Affiliates

   Under an agreement between the Fund and Lincoln Investment Management, Inc. ("LIM"), prior to January 1, 2001, LIM managed the Fund's investment portfolio, maintained its accounts and records, and furnished the services of individuals to perform executive and administrative functions of the Fund. In return for these services, LIM received a management fee of 0.1875% of net assets of the Fund on the last business day of the quarter (0.75% on an annual basis) plus 1.50% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred stock.

   As a result of the consolidation of the investment management business of Lincoln National Corporation ("LNC"), Delaware Lincoln Investment Advisers ("DLIA") became the Fund's investment adviser effective on January 1, 2001. DLIA serves as the Fund's adviser under an advisory agreement substantially identical to the agreement previously in effect with LIM and for the same management fee. DLIA is a series of Delaware Management Business Trust, a wholly-owned subsidiary of LNC.

   Certain officers and directors of the Fund are also officers or directors of DLIA and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund. In addition, Delaware Service Company, which is an affiliate of DLIA, provides accounting services for the Fund.

Note D -- Income Taxes

   The cost of investments for federal income tax purposes is the same as for book purposes. As of June 30, 2001, the aggregate gross unrealized appreciation on investments was $3,345,417 and the aggregate gross unrealized depreciation was $3,598,063.

Note E -- Variable Term Preferred Stock

   During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. During 1992 the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and are generally reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary. The mandatory redemption provisions of the Articles Supplementary require the Fund, under certain conditions, to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

   During the period ended June 30, 2001, dividend rates for the VTP have ranged from 3.97% to 6.15% and the average dividend rate was 5.01%.

Note F -- Market and Credit Risk

   The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

Directors & Officers of the Fund

Directors                     Descriptions of Occupations and Responsibilities

Thomas L. Bindley             President, Bindley Capital Corporation; Director, Midas, Inc.; Director, Strategic Equipment and
                              Supply Corporation; Director, Lincoln National Convertible Securities Fund, Inc.; Director, Junior
                              Achievement of Chicago.

Richard M. Burridge           Vice President, Paine Webber; Consultant, Cincinnati Financial Corporation; Director, Lincoln
                              National Income Fund, Inc.; Chairman of the Board, Fort Dearborn Income Securities, Inc.

Adela Cepeda                  President, A.C. Advisory, Inc.; Commissioner, Chicago Public Building Commission;Director, Lincoln
                              National Convertible Securities Fund, Inc.; Director and Vice President, Harvard Club of Chicago;
                              Trustee, Ravina Festival Association; Trustee, Window to the World Communications, Inc. (PBS,
                              Channel 11).

Roger J. Deshaies             Senior Vice President, Finance, Brigham and Women's Hospital; Corporate Director, Partners Health
                              System; Director, Lincoln National Convertible Securities Fund, Inc.

David K. Downes               President and Chief Executive Officer, Delaware Investments Family of Funds; President and Director,
                              Lincoln National Convertible Securities Fund, Inc.; Executive Vice President, Chief Operating
                              Officer and Chief Financial Officer, Delaware Management Business Trust.

H. Thomas McMeekin            Director, Lincoln National Convertible Securities Fund, Inc.; Managing Partner, Griffin Investments,
                              LLC.

Daniel R. Toll                Director, Lincoln National Convertible Securities Fund, Inc.; Director, Wiss, Janney, Elstner
                              Associates, Inc.; Trustee, INEX Insurance Exchange.

Officers

David K. Downes               President
Ryan K. Brist                 Vice President
Michael P. Bishof             Treasurer
David F. Connor               Secretary

Corporate Information

Dividend Disbursing Agent, Transfer Agent and Reinvestment Plan Agent

Equiserve - First Chicago Division
P.O. Box 2500
Jersey City, NJ  07303-2500
1-800-317-4445

Investment Adviser

Delaware Lincoln Investment Advisers
One Commerce Square
Philadelphia, PA  19103

Administrator

Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

Independent Accountants

PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA  19103

Stock Exchange

The Fund's stock is traded on the New York Stock
Exchange (NYSE) under the symbol of LND.

Automatic Dividend Reinvestment Plan

Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the Plan). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by transferring the shares to your name.

   To participate in the Plan, you must complete and forward an authorization card to Equiserve, the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's Common Stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's Common Stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than 30 days prior to the dividend payment date.

   Shares will be held by the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

   There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

   If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

   You may terminate your participation in the Plan at any time by giving written notice to the Plan agent. For additional information on the Plan, please write to: Equiserve, P.O. Box 2500, Jersey City, NJ 07303-2500, or call 1-800-317-4445.

Delaware Lincoln Investment Advisers.
One Commerce Square
Philadelphia, PA 19103

Delaware Lincoln Investment Advisers is the investment manager for the Lincoln National Income Fund, Inc.

LINCOLN NATIONAL INCOME FUND, INC.

2001 Semi-Annual Report





Form 12728-1 8/01                                                   (4972) J7335